Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net loss for the period	$ (1,698)	$ (1,136)	$ (5,182)	$ (3,807)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability		(816)		(1,147)
Transaction costs of warrants issued and expensed as finance cost		422		732
Change in provision (note 8)	19	(11)	39	(359)
Depreciation and amortization	33	42	105	188
Gain on modification of building lease				(219)
Share-based compensation costs	19	68	292	45
Employee future benefits (note 9)	50	58	149	157
Amortization of deferred revenues	(527)	(18)	(1,601)	(55)
Foreign exchange on items denominated in foreign currencies	(111)	(263)	101	(295)
Gain on disposal of property, plant and equipment			(1)	(2)
Other non-cash items	66	2	(19)	9
Interest accretion on lease liabilities	2	(2)	5	(17)
Payment of income taxes	(426)		(2,067)	(1,448)
Other asset	(25)		(107)
Changes in operating assets and liabilities (note 12)	1,110	(139)	2,118	(429)
Net cash used in operating activities	(1,488)	(1,793)	(6,168)	(6,647)
Cash flows from financing activities
Issuance of common shares (note 10)			34,200
Issuance of common shares and warrants (note 10)		19,000		23,500
Transaction costs (note 10)		(2,158)	(3,221)	(2,767)
Proceeds from exercise of warrants (note 10)			20,042
Payments on lease liabilities	(31)	(49)	(95)	(248)
Net cash provided by (used in) financing activities	(31)	16,793	50,926	20,485
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment			1	6
Purchase of intangible assets			(490)
Purchase of property and equipment	(5)		(25)
Change in restricted cash equivalents	(20)		(20)	50
Net cash (used in) provided by investing activities	(25)		(534)	56
Effect of exchange rate changes on cash and cash equivalents	(322)	3	(493)	14
Net change in cash and cash equivalents	(1,866)	15,003	43,731	13,908
Cash and cash equivalents – Beginning of period	69,868	6,743	24,271	7,838
Cash and cash equivalents – End of period	$ 68,002	$ 21,746	$ 68,002	$ 21,746